UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/11

Item 1.  Reports to Stockholders.

The Collar Fund

Semi - Annual Report

October 31, 2011

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

October 31, 2011

Dear Fellow Shareholders:

During the six months ending October 31, 2011, The Collar Fund’s NAV fluctuated between $10.75 and $10.27, closing at $10.51 at the end of October.  In a market where the S&P 500 was down -13.8% over this six month period, COLLX displayed less volatility, down -4.4%.  The portfolio held 77 collared stocks at the end of October.

As of October 31st, COLLX assets were $48.5 million, down from $54.4 million on April 30th.  The fund was launched on June 29, 2009 with initial seed capital of $100,000.

During this period, we voluntarily reduced our management fee from 0.95% to 0.49% on the portion of fund assets exceeding $50 million.  With our goal of offering COLLX at a very competitive price, our expenses compare favorably with 2.26%, the 2011 average annual expense for other mutual funds in our Morningstar category.

COLLX Portfolio Compared with S&P 500

Over the last six months, we adjusted our portfolio to be more closely aligned with the S&P 500 Index.  Most notably, Material stocks were reduced from 19% of total portfolio weight on April 30th to 6% on October 31st (the S&P 500 weight for Material stocks is 4%).  At the end of October, most sector weights were within three percentage points of the S&P 500.  Also, during the recent market decline we invested some of our cash reserves.  Cash holdings decreased from 27% on April 30th to 16% on October 31st.  Investing cash and reducing sector differences with the S&P 500 index should assist advisors and investors in predicting how COLLX might perform under various market conditions.

Positioning COLLX for either up or down markets

By investing our cash and having a well diversified portfolio, COLLX should benefit if the market rises.  However, our greatest opportunity for producing significant gains is when stocks decline sharply.  To illustrate, let’s assume we collar a $100 stock by purchasing a $90 strike put and selling a $110 strike covered call (the put costs are exactly offset by the call proceeds: a zero cost collar).  Subsequently, the stock declines to $50 resulting in potential unrealized loss of $10 or 10% on the collar combination (assuming the time premium on both the put and call go to zero, the $50 loss on the stock is offset by a approximate $40 gain on the options).  At this point, assume that we roll down the put by selling the $90 strike put and replacing it with a $50 strike put costing $5 (this will add 5% more risk to the collar combination).  However, if the stock rebounds back to $100 before the collar expires, the net gain could be about $35 or 35% ($40 gain from selling the $90 strike put minus $5 cost of $50 strike put replacement).  Rolling down the put adds some additional risk, but also creates the opportunity of substantial upside gains.

We believe that COLLX can benefit in either good or bad markets.  In up markets, The Collar Fund hopefully will produce good returns, and in down markets, COLLX might provide at least one bright spot in a diversified mix of investment styles.

Sincerely,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited)
Shares	Security		Market Value
	COMMON STOCK ^ - 71.69%
	AEROSPACE / DEFENSE - 2.61%
8,900	Boeing Co.		$ 585,531
2,400	Lockheed Martin Corp.		182,160
11,200	Raytheon Co.		494,928
			1,262,619
	APPAREL - 2.24%
5,200	Coach, Inc.		338,364
6,500	Deckers Outdoor Corp. *		749,060
			1,087,424
	AUTO MANUFACTURERS - 0.40%
2,900	Toyota Motor Corp.		193,459

	BANKS - 0.94%
4,600	HSBC Holdings PLC		200,836
7,300	JPMorgan Chase & Co.		253,748
			454,584
	BEVERAGES - 1.52%
3,200	Coca-Cola Co.		218,624
8,200	PepsiCo, Inc.		516,190
			734,814
	BIOTECHNOLOGY - 0.26%
11,500	Dendreon Corp. *		125,810

	CHEMICALS - 1.12%
9,300	Mosaic Co.		544,608

	COAL - 0.94%
6,000	Walter Energy, Inc.		453,900

	COMMERCIAL SERVICES - 0.64%
6,500	Apollo Group, Inc. *		307,775

	COMPUTERS - 6.10%
3,100	Apple, Inc. *		1,254,818
8,500	Computer Sciences Corp.		267,410
5,900	NetApp, Inc. *		241,664
24,800	Research In Motion Ltd. *		500,960
13,600	SanDisk Corp. *		689,112
			2,953,964
	COSMETICS / PERSONAL CARE - 3.17%
10,200	Colgate-Palmolive Co.		921,774
9,600	Procter & Gamble Co.		614,304
			1,536,078
	ELECTRIC - 0.69%
4,800	Entergy Corp.		332,016

	ELECTRONICS - 0.47%
4,300	Honeywell International, Inc.		225,320

The accompanying notes are integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Shares	Security		Market Value
	FOOD - 2.26%
13,200	General Mills, Inc.		$ 508,596
5,200	Hershey Co.		297,596
5,300	Kellogg Co.		287,313
			1,093,505
	HEALTHCARE-PRODUCTS - 0.50%
7,000	Medtronic, Inc.		243,180

	HEALTHCARE-SERVICES - 1.18%
5,000	Aetna, Inc.		198,800
8,400	CIGNA Corp.		372,456
			571,256
	HOME FURNISHINGS - 0.94%
9,000	Whirlpool Corp.		457,290

	HOUSEHOLD PRODUCTS/WARES - 1.43%
7,200	Clorox Co./The		481,968
3,000	Kimberly-Clark Corp.		209,130
			691,098
	INTERNET - 12.90%
11,900	Akamai Technologies, Inc. *		320,586
900	Amazon.com, Inc. *		192,159
15,900	Baidu, Inc. - ADR *		2,228,862
12,000	F5 Networks, Inc. *		1,247,400
4,800	Netflix, Inc. *		393,984
17,600	Sina Corp *		1,430,704
7,200	Sohu.com, Inc. *		434,880
			6,248,575
	IRON / STEEL - 0.32%
2,300	Cliffs Natural Resources, Inc.		156,906

	LODGING - 1.37%
5,000	Wynn Resorts Ltd.		664,000

	MACHINERY-CONSTRUCTION & MINING - 1.52%
2,700	Caterpillar, Inc.		255,042
5,500	Joy Global, Inc.		479,600
			734,642
	MACHINERY-DIVERSIFIED - 1.98%
3,500	Cummins, Inc.		348,005
3,800	Deere & Co.		288,420
3,500	Flowserve Corp.		324,415
			960,840
	MINING - 4.39%
7,100	Agnico-Eagle Mines Ltd.		308,069
6,600	Cameco Corp.		141,438
11,800	Eldorado Gold Corp.		222,666
2,200	Ivanhoe Mines Ltd *		45,122
40,800	Silver Wheaton Corp.		1,411,680
			2,128,975

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Shares	Security		Market Value
	OIL & GAS - 10.76%
15,400	BP PLC - ADR		$ 680,372
7,200	Canadian Natural Resources Ltd.		254,520
62,100	Chesapeake Energy Corp.		1,746,252
12,800	ConocoPhillips		891,520
4,500	Devon Energy Corp.		292,275
10,600	Ensco PLC		526,396
1,400	Hess Corp.		87,584
3,100	Occidental Petroleum Corp.		288,114
4,700	Transocean Ltd		268,605
7,300	Valero Energy Corp.		179,580
			5,215,218
	PHARMACEUTICALS - 4.04%
7,100	AstraZeneca PLC		340,161
13,300	Eli Lilly & Co.		494,228
6,100	Express Scripts, Inc. *		278,953
20,700	Teva Pharmaceutical Industries Ltd.		845,595
			1,958,937
	RETAIL - 5.34%
6,400	Darden Restaurants, Inc.		306,432
13,500	Guess?, Inc.		445,365
4,400	Kohl's Corp.		233,244
5,900	McDonald's Corp.		547,815
3,300	Tiffany & Co.		263,109
3,800	Wal-Mart Stores, Inc.		215,536
8,200	Walgreen Co.		272,240
5,700	Yum! Brands, Inc.		305,349
			2,589,090
	SEMICONDUCTORS - 0.52%
3,300	Broadcom Corp. *		119,097
5,000	Cree, Inc. *		133,200
			252,297
	SOFTWARE - 0.52%
1,900	Salesforce.com, Inc. *		253,023

	TELECOMMUNICATIONS - 0.62%
8,100	Verizon Communications, Inc.		299,538

	TOTAL COMMON STOCK		34,730,741
	( Cost - $35,180,183)

	EXCHANGE TRADED FUNDS - 12.63%
	EQUITY FUND - 12.63%
48,800	SPDR S&P 500 ETF Trust		6,121,960
	TOTAL EXCHANGE TRADED FUNDS		6,121,960
	( Cost - $5,758,889)

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS - 6.73%
50	Aetna, Inc.		$ 13,750
	Expiration April 2012, Exercise Price $37.00
41	Agnico Eagle Mines, Ltd.		17,425
	Expiration January 2012, Exercise Price $45.00
30	Agnico Eagle Mines, Ltd.		56,700
	Expiration November 2011, Exercise Price $62.50
54	Akamai Technologies, Inc.		42,660
	Expiration November 2011, Exercise Price $35.00
65	Akamai Technologies, Inc.		58,500
	Expiration November 2011, Exercise Price $36.00
9	Amazon.Com, Inc.		17,640
	Expiration April 2012, Exercise Price $205.00
65	Apollo Group, Inc.		25,350
	Expiration May 2012, Exercise Price $43.00
8	Apple, Inc.		2,128
	Expiration January 2012, Exercise Price $315.00
5	Apple, Inc.		3,700
	Expiration December 2011, Exercise Price $380.00
6	Apple, Inc.		7,020
	Expiration December 2011, Exercise Price $395.00
5	Apple, Inc.		6,775
	Expiration December 2011, Exercise Price $400.00
7	Apple, Inc.		11,235
	Expiration December 2011, Exercise Price $405.00
71	AstraZeneca PLC		2,840
	Expiration January 2012, Exercise Price $40.00
52	Baidu.com - ADR		9,308
	Expiration January 2012, Exercise Price $96.00
28	Baidu.com - ADR		5,124
	Expiration January 2012, Exercise Price $98.00
28	Baidu.com - ADR		5,516
	Expiration January 2012, Exercise Price $99.00
16	Baidu.com - ADR		22,080
	Expiration June 2012, Exercise Price $120.00
15	Baidu.com - ADR		11,625
	Expiration December 2011, Exercise Price $135.00
20	Baidu.com - ADR		19,760
	Expiration December 2011, Exercise Price $140.00
50	Boeing Co.		13,050
	Expiration May 2012, Exercise Price $55.00
39	Boeing Co.		16,185
	Expiration May 2012, Exercise Price $60.00
79	BP Plc-Spons ADR		9,796
	Expiration April 2012, Exercise Price $35.00
75	BP Plc-Spons ADR		12,525
	Expiration April 2012, Exercise Price $37.00
33	Broadcom Corp.		5,247
	Expiration November 2011, Exercise Price $37.00
66	Cameco Corp.		26,400
	Expiration January 2012, Exercise Price $25.00

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.73%
72	Canadian Natural Resources		$ 41,040
	Expiration March 2012, Exercise Price $39.00
27	Caterpillar, Inc.		12,150
	Expiration February 2012, Exercise Price $85.00
621	Chesapeake Energy Corp.		26,082
	Expiration January 2012, Exercise Price $20.00
20	Cigna Corp.		7,100
	Expiration April 2012, Exercise Price $42.00
64	Cigna Corp.		27,840
	Expiration April 2012, Exercise Price $44.00
23	Cliffs Natural Resources, Inc.		38,295
	Expiration January 2012, Exercise Price $82.50
72	Clorox Co.		13,536
	Expiration January 2012, Exercise Price $65.00
52	Coach, Inc.		19,240
	Expiration June 2012, Exercise Price $52.50
32	Coca-Cola Co.		4,096
	Expiration January 2012, Exercise Price $65.00
25	Colgate Palmolive Co.		1,300
	Expiration January 2012, Exercise Price $75.00
50	Colgate Palmolive Co.		4,150
	Expiration January 2012, Exercise Price $80.00
27	Colgate Palmolive Co.		4,860
	Expiration January 2012, Exercise Price $85.00
85	Computer Sciences Corp.		33,150
	Expiration March 2012, Exercise Price $32.50
27	ConocoPhillips		9,801
	Expiration January 2012, Exercise Price $70.00
32	ConocoPhillips		13,440
	Expiration February 2012, Exercise Price $70.00
38	ConocoPhillips		22,230
	Expiration February 2012, Exercise Price $72.50
31	ConocoPhillips		8,370
	Expiration May 2012, Exercise Price $60.00
50	Cree, Inc.		54,500
	Expiration December 2011, Exercise Price $37.00
35	Cummins, Inc.		14,000
	Expiration March 2012, Exercise Price $80.00
64	Darden Resturants, Inc.		16,000
	Expiration April 2012, Exercise Price $43.00
65	Deckers Outdoor Corp.		3,250
	Expiration January 2012, Exercise Price $70.00
38	Deere & Co.		24,320
	Expiration March 2012, Exercise Price $75.00
61	Dendreon Corp.		115,900
	Expiration January 2012, Exercise Price $30.00
54	Dendreon Corp.		4,698
	Expiration January 2012, Exercise Price $9.00
45	Devon Energy Corp.		23,400
	Expiration April 2012, Exercise Price $62.50

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.73%
118	Eldorado Gold Corp.		$ 4,720
	Expiration January 2012, Exercise Price $15.00
81	Eli Lilly & Co.		9,882
	Expiration April 2012, Exercise Price $34.00
52	Eli Lilly & Co.		7,384
	Expiration April 2012, Exercise Price $35.00
64	Ensco International PLC		14,720
	Expiration March 2012, Exercise Price $43.00
42	Ensco International PLC		11,340
	Expiration March 2012, Exercise Price $45.00
48	Entergy Corp.		3,360
	Expiration March 2012, Exercise Price $57.50
61	Express Scripts, Inc.		27,450
	Expiration June 2012, Exercise Price $45.00
21	F5 Networks, Inc.		7,560
	Expiration January 2012, Exercise Price $87.50
28	F5 Networks, Inc.		11,760
	Expiration January 2012, Exercise Price $90.00
43	F5 Networks, Inc.		9,804
	Expiration April 2012, Exercise Price $65.00
28	F5 Networks, Inc.		7,532
	Expiration April 2012, Exercise Price $67.00
35	Flowserve Corp.		19,950
	Expiration April 2012, Exercise Price $80.00
72	General Mills, Inc.		2,880
	Expiration January 2012, Exercise Price $35.00
60	General Mills, Inc.		5,640
	Expiration April 2012, Exercise Price $35.00
60	Guess?, Inc.		27,360
	Expiration March 2012, Exercise Price $34.00
75	Guess?, Inc.		44,250
	Expiration March 2012, Exercise Price $36.00
52	Hershey Foods Corp.		6,240
	Expiration January 2012, Exercise Price $55.00
14	Hess Corp.		11,760
	Expiration February 2012, Exercise Price $67.50
43	Honeywell International, Inc.		7,869
	Expiration March 2012, Exercise Price $44.00
46	HSBC Holdings PLC		25,070
	Expiration January 2012, Exercise Price $48.00
22	Ivanhoe Mines, Ltd.		13,200
	Expiration January 2012, Exercise Price $25.00
73	J.P. Morgan Chase & Co.		37,595
	Expiration March 2012, Exercise Price $38.00
30	Joy Global, Inc.		10,650
	Expiration April 2012, Exercise Price $62.50
25	Joy Global, Inc.		16,625
	Expiration April 2012, Exercise Price $75.00
53	Kellogg Co.		9,805
	Expiration March 2012, Exercise Price $52.50

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.73%
30	Kimberly Clark Corp.		$ 1,500
	Expiration January 2012, Exercise Price $62.50
44	Kohls Corp.		6,380
	Expiration April 2012, Exercise Price $42.00
24	Lockheed Martin Corp.		8,040
	Expiration December 2011, Exercise Price $77.50
59	McDonalds Corp		1,357
	Expiration December 2011, Exercise Price $80.00
70	Medtronic, Inc.		17,570
	Expiration May 2012, Exercise Price $33.00
56	Mosaic Co.		39,480
	Expiration January 2012, Exercise Price $65.00
37	Mosaic Co.		26,640
	Expiration December 2011, Exercise Price $65.00
59	NetApp, Inc.		20,945
	Expiration March 2012, Exercise Price $40.00
30	Netflix, Inc.		126,750
	Expiration December 2011, Exercise Price $125.00
18	Netflix, Inc.		131,382
	Expiration December 2011, Exercise Price $155.00
31	Occidental Petroleum Corp.		13,485
	Expiration May 2012, Exercise Price $75.00
43	Pepsico, Inc.		14,620
	Expiration January 2012, Exercise Price $65.00
39	Pepsico, Inc.		9,009
	Expiration April 2012, Exercise Price $60.00
50	Procter & Gamble Co.		4,750
	Expiration January 2012, Exercise Price $60.00
46	Procter & Gamble Co.		8,142
	Expiration April 2012, Exercise Price $60.00
52	Raytheon Co.		13,156
	Expiration January 2012, Exercise Price $45.00
60	Raytheon Co.		22,980
	Expiration February 2012, Exercise Price $46.00
99	Research In Motion Ltd		70,290
	Expiration June 2012, Exercise Price $25.00
71	Research In Motion Ltd		55,735
	Expiration June 2012, Exercise Price $26.00
78	Research In Motion Ltd		84,240
	Expiration June 2012, Exercise Price $30.00
19	Salesforce.com, Inc.		8,550
	Expiration November 2011, Exercise Price $120.00
85	Sandisk Corp.		9,010
	Expiration April 2012, Exercise Price $33.00
51	Sandisk Corp.		8,262
	Expiration April 2012, Exercise Price $37.00
261	Silver Wheaton Corp.		38,889
	Expiration January 2012, Exercise Price $30.00
77	Silver Wheaton Corp.		26,565
	Expiration January 2012, Exercise Price $35.00

The accompanying notes are integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.73%
70	Silver Wheaton Corp.		$ 39,900
	Expiration December 2011, Exercise Price $40.00
23	SINA Corp.		99,820
	Expiration January 2012, Exercise Price $125.00
45	SINA Corp.		8,955
	Expiration January 2012, Exercise Price $50.00
18	SINA Corp.		16,920
	Expiration January 2012, Exercise Price $75.00
45	SINA Corp.		53,415
	Expiration January 2012, Exercise Price $80.00
23	SINA Corp.		39,560
	Expiration March 2012, Exercise Price $85.00
22	SINA Corp.		28,380
	Expiration December 2011, Exercise Price $87.50
31	Sohu.com, Inc.		52,390
	Expiration January 2012, Exercise Price $77.50
41	Sohu.com, Inc.		118,900
	Expiration January 2012, Exercise Price $90.00
80	SPDR		30,880
	Expiration January 2012, Exercise Price $118.00
84	SPDR		18,144
	Expiration December 2011, Exercise Price $114.00
83	SPDR		19,007
	Expiration December 2011, Exercise Price $115.00
41	SPDR		9,963
	Expiration December 2011, Exercise Price $116.00
120	SPDR		39,720
	Expiration December 2011, Exercise Price $119.00
40	SPDR		12,600
	Expiration December 2011, Exercise Price $121.00
40	SPDR		17,080
	Expiration December 2011, Exercise Price $122.00
108	Teva Pharmaceutical Industries Ltd.		34,020
	Expiration January 2012, Exercise Price $42.50
99	Teva Pharmaceutical Industries Ltd.		69,300
	Expiration January 2012, Exercise Price $47.50
33	Tiffany & Co.		19,800
	Expiration May 2012, Exercise Price $70.00
29	Toyota Motor Corp.		4,843
	Expiration December 2011, Exercise Price $65.00
47	Transocean Ltd.		26,649
	Expiration February 2012, Exercise Price $57.50
73	Valero Energy Corp.		18,542
	Expiration January 2012, Exercise Price $25.00
81	Verizon Communications, Inc.		8,181
	Expiration April 2012, Exercise Price $33.00
38	Wal Mart Stores, Inc.		3,192
	Expiration March 2012, Exercise Price $50.00
82	Walgreen Co.		26,240
	Expiration April 2012, Exercise Price $34.00

The accompanying notes are integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	PURCHASED PUT OPTIONS (Continued) - 6.73%
25	Walter Industries, Inc.		$ 19,500
	Expiration December 2011, Exercise Price $75.00
35	Walter Industries, Inc.		38,500
	Expiration December 2011, Exercise Price $80.00
27	Whirlpool Corp.		52,650
	Expiration January 2012, Exercise Price $70.00
31	Whirlpool Corp.		34,410
	Expiration March 2012, Exercise Price $60.00
32	Whirlpool Corp.		78,720
	Expiration December 2011, Exercise Price $75.00
32	Whirlpool Corp.		9,504
	Expiration December 2011, Exercise Price $50.00
20	Wynn Resorts, Ltd		52,300
	Expiration March 2012, Exercise Price $150.00
15	Wynn Resorts, Ltd		21,585
	Expiration June 2012, Exercise Price $120.00
15	Wynn Resorts, Ltd		40,950
	Expiration June 2012, Exercise Price $145.00
57	Yum! Brands, Inc.		7,695
	Expiration January 2012, Exercise Price $50.00
	TOTAL PURCHASED OPTIONS		3,259,435
	( Cost - $3,829,186)

	SHORT-TERM INVESTMENTS - 16.35%
Shares	MONEY MARKET FUND - 16.35%
7,924,813	Dreyfus Treasury Prime Cash Management, 0.00% +		7,924,813
	TOTAL SHORT-TERM INVESTMENTS		7,924,813
	( Cost - $7,924,813)
	TOTAL INVESTMENTS - 107.40%
	( Cost - $52,693,071) (a)		52,036,949
	CALL OPTIONS WRITTEN - (6.60) %		(3,196,032)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.80) %		(385,719)
	NET ASSETS - 100.00%		$ 48,455,198

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on October 31, 2011.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (6.6) %
50	Aetna, Inc.		$ 13,350
	Expiration April 2012, Exercise Price $42.00
41	Agnico Eagle Mines, Ltd.		205
	Expiration January 2012, Exercise Price $80.00
30	Agnico Eagle Mines, Ltd.		150
	Expiration November 2011, Exercise Price $70.00
54	Akamai Technologies, Inc.		243
	Expiration November 2011, Exercise Price $40.00

The accompanying notes are integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
65	Akamai Technologies, Inc.		$ 293
	Expiration November 2011, Exercise Price $41.00
9	Amazon.Com, Inc.		14,895
	Expiration April 2012, Exercise Price $230.00
65	Apollo Group, Inc.		30,225
	Expiration May 2012, Exercise Price $49.00
8	Apple, Inc.		43,840
	Expiration January 2012, Exercise Price $360.00
5	Apple, Inc.		4,800
	Expiration December 2011, Exercise Price $420.00
6	Apple, Inc.		2,970
	Expiration December 2011, Exercise Price $435.00
12	Apple, Inc		3,780
	Expiration December 2011, Exercise Price $445.00
71	AstraZeneca PLC		30,530
	Expiration January 2012, Exercise Price $45.00
108	Baidu.com - ADR		277,560
	Expiration January 2012, Exercise Price $120.00
16	Baidu.com - ADR		45,440
	Expiration June 2012, Exercise Price $135.00
15	Baidu.com - ADR		8,475
	Expiration December 2011, Exercise Price $150.00
20	Baidu.com - ADR		8,540
	Expiration December 2011, Exercise Price $155.00
50	Boeing Co.		38,000
	Expiration May 2012, Exercise Price $62.50
39	Boeing Co.		18,720
	Expiration May 2012, Exercise Price $67.50
79	BP Plc-Spons ADR		47,400
	Expiration April 2012, Exercise Price $40.00
75	BP Plc-Spons ADR		39,750
	Expiration April 2012, Exercise Price $42.00
33	Broadcom Corp.		66
	Expiration November 2011, Exercise Price $42.00
66	Cameco Corp.		165
	Expiration January 2012, Exercise Price $30.00
72	Canadian Natural Resources		6,480
	Expiration March 2012, Exercise Price $44.00
27	Caterpillar, Inc.		21,060
	Expiration February 2012, Exercise Price $95.00
621	Chesapeake Energy Corp.		294,975
	Expiration January 2012, Exercise Price $25.00
20	Cigna Corp.		6,820
	Expiration April 2012, Exercise Price $48.00
64	Cigna Corp.		15,744
	Expiration April 2012, Exercise Price $50.00
23	Cliffs Natural Resources, Inc.		1,495
	Expiration January 2012, Exercise Price $95.00
72	Clorox Co.		6,120
	Expiration January 2012, Exercise Price $72.50

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
52	Coach, Inc.		$ 48,880
	Expiration June 2012, Exercise Price $62.50
32	Coca-Cola Co.		1,760
	Expiration January 2012, Exercise Price $72.50
25	Colgate Palmolive Co.		20,000
	Expiration January 2012, Exercise Price $85.00
50	Colgate Palmolive Co.		15,250
	Expiration January 2012, Exercise Price $92.50
27	Colgate Palmolive Co.		4,995
	Expiration January 2012, Exercise Price $95.00
85	Computer Sciences Corp.		9,350
	Expiration March 2012, Exercise Price $37.50
38	ConocoPhillips		1,558
	Expiration January 2012, Exercise Price $82.50
31	ConocoPhillips		22,785
	Expiration May 2012, Exercise Price $67.50
27	ConocoPhillips		1,944
	Expiration January 2012, Exercise Price $77.50
32	ConocoPhillips		2,240
	Expiration February 2012, Exercise Price $80.00
50	Cree, Inc.		200
	Expiration December 2011, Exercise Price $42.00
35	Cummins, Inc.		56,000
	Expiration March 2012, Exercise Price $90.00
64	Darden Resturants, Inc.		21,120
	Expiration April 2012, Exercise Price $49.00
65	Deckers Outdoor Corp.		218,400
	Expiration January 2012, Exercise Price $85.00
38	Deere & Co.		15,200
	Expiration March 2012, Exercise Price $82.50
61	Dendreon Corp.		305
	Expiration January 2012, Exercise Price $35.00
54	Dendreon Corp.		54
	Expiration January 2012, Exercise Price $40.00
45	Devon Energy Corp.		18,225
	Expiration April 2012, Exercise Price $70.00
118	Eldorado Gold Corp.		13,570
	Expiration January 2012, Exercise Price $20.00
81	Eli Lilly & Co.		8,262
	Expiration April 2012, Exercise Price $39.00
52	Eli Lilly & Co.		3,692
	Expiration April 2012, Exercise Price $40.00
64	Ensco International PLC		29,440
	Expiration March 2012, Exercise Price $49.00
42	Ensco International PLC		17,220
	Expiration March 2012, Exercise Price $50.00
48	Entergy Corp.		22,080
	Expiration March 2012, Exercise Price $65.00
61	Express Scripts, Inc.		14,945
	Expiration June 2012, Exercise Price $52.00

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
21	F5 Networks, Inc.		$ 26,040
	Expiration January 2012, Exercise Price $100.00
28	F5 Networks, Inc.		26,880
	Expiration January 2012, Exercise Price $105.00
43	F5 Networks, Inc.		147,275
	Expiration April 2012, Exercise Price $75.00
28	F5 Networks, Inc.		87,080
	Expiration April 2012, Exercise Price $77.00
35	Flowserve Corp.		47,600
	Expiration April 2012, Exercise Price $90.00
72	General Mills, Inc.		4,680
	Expiration January 2012, Exercise Price $40.00
60	General Mills, Inc.		6,600
	Expiration April 2012, Exercise Price $40.00
60	Guess?, Inc.		10,500
	Expiration March 2012, Exercise Price $39.00
75	Guess?, Inc.		8,250
	Expiration March 2012, Exercise Price $42.00
52	Hershey Foods Corp.		4,836
	Expiration January 2012, Exercise Price $60.00
14	Hess Corp.		1,904
	Expiration February 2012, Exercise Price $75.00
43	Honeywell International, Inc.		27,520
	Expiration March 2012, Exercise Price $49.00
46	HSBC Holdings PLC		230
	Expiration January 2012, Exercise Price $57.50
22	Ivanhoe Mines, Ltd.		1,980
	Expiration January 2012, Exercise Price $30.00
73	J.P. Morgan Chase & Co.		2,628
	Expiration March 2012, Exercise Price $44.00
30	Joy Global, Inc.		69,480
	Expiration April 2012, Exercise Price $70.00
25	Joy Global, Inc.		35,500
	Expiration April 2012, Exercise Price $85.00
53	Kellogg Co.		795
	Expiration March 2012, Exercise Price $60.00
30	Kimberly Clark Corp		5,400
	Expiration January 2012, Exercise Price $70.00
44	Kohls Corp		33,000
	Expiration April 2012, Exercise Price $48.00
24	Lockheed Martin Corp		120
	Expiration December 2011, Exercise Price $85.00
59	McDonalds Corp		36,580
	Expiration December 2011, Exercise Price $87.50
70	Medtronic, Inc.		9,380
	Expiration May 2012, Exercise Price $38.00
56	Mosaic Co.		1,400
	Expiration January 2012, Exercise Price $80.00
37	Mosaic Co.		1,221
	Expiration December 2011, Exercise Price $72.50

The accompanying notes are integral part of these financial statements.
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
59	NetApp, Inc.		$ 14,750
	Expiration March 2012, Exercise Price $45.00
30	Netflix, Inc.		630
	Expiration December 2011, Exercise Price $140.00
18	Netflix, Inc.		18
	Expiration December 2011, Exercise Price $175.00
31	Occidental Petroleum Corp.		47,275
	Expiration May 2012, Exercise Price $85.00
43	Pepsico, Inc.		172
	Expiration January 2012, Exercise Price $72.50
39	Pepsico, Inc.		4,173
	Expiration April 2012, Exercise Price $67.50
50	Procter & Gamble Co.		6,650
	Expiration January 2012, Exercise Price $65.00
46	Procter & Gamble Co.		5,980
	Expiration April 2012, Exercise Price $67.50
52	Raytheon Co.		728
	Expiration January 2012, Exercise Price $50.00
60	Raytheon Co.		420
	Expiration February 2012, Exercise Price $52.50
99	Research In Motion Ltd		14,355
	Expiration June 2012, Exercise Price $30.00
71	Research In Motion Ltd		8,165
	Expiration June 2012, Exercise Price $31.00
78	Research In Motion Ltd		5,928
	Expiration June 2012, Exercise Price $35.00
19	Salesforce.com, Inc.		17,195
	Expiration November 2011, Exercise Price $135.00
85	Sandisk Corp.		121,125
	Expiration April 2012, Exercise Price $38.00
51	Sandisk Corp.		62,730
	Expiration April 2012, Exercise Price $42.00
202	Silver Wheaton Corp.		66,660
	Expiration January 2012, Exercise Price $35.00
59	Silver Wheaton Corp.		8,437
	Expiration January 2012, Exercise Price $40.00
77	Silver Wheaton Corp.		4,543
	Expiration January 2012, Exercise Price $45.00
70	Silver Wheaton Corp.		1,120
	Expiration December 2011, Exercise Price $46.00
45	SINA Corp.		27,360
	Expiration January 2012, Exercise Price $100.00
23	SINA Corp.		2,070
	Expiration January 2012, Exercise Price $145.00
45	SINA Corp.		104,850
	Expiration January 2012, Exercise Price $62.50
18	SINA Corp.		17,460
	Expiration January 2012, Exercise Price $90.00
23	SINA Corp.		25,760
	Expiration March 2012, Exercise Price $92.50

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
22	SINA Corp.		$ 10,560
	Expiration December 2011, Exercise Price $97.50
41	Sohu.com, Inc.		615
	Expiration January 2012, Exercise Price $105.00
31	Sohu.com, Inc.		2,170
	Expiration January 2012, Exercise Price $87.50
80	SPDR		31,040
	Expiration January 2012, Exercise Price $129.00
84	SPDR		58,968
	Expiration January 2012, Exercise Price $123.00
124	SPDR		81,716
	Expiration January 2012, Exercise Price $124.00
120	SPDR		43,320
	Expiration January 2012, Exercise Price $128.00
40	SPDR		9,840
	Expiration January 2012, Exercise Price $130.00
40	SPDR		12,560
	Expiration January 2012, Exercise Price $129.00
108	Teva Pharmaceutical Industries Ltd.		1,404
	Expiration January 2012, Exercise Price $50.00
99	Teva Pharmaceutical Industries Ltd.		495
	Expiration January 2012, Exercise Price $55.00
33	Tiffany & Co.		27,060
	Expiration May 2012, Exercise Price $80.00
47	Transocean Ltd.		6,909
	Expiration February 2012, Exercise Price $67.50
73	Valero Energy Corp.		5,183
	Expiration January 2012, Exercise Price $30.00
81	Verizon Communications, Inc.		7,128
	Expiration April 2012, Exercise Price $39.00
38	Wal Mart Stores, Inc.		13,300
	Expiration March 2012, Exercise Price $55.00
82	Walgreen Co.		4,592
	Expiration April 2012, Exercise Price $38.00
25	Walter Industries Inc.		12,625
	Expiration December 2011, Exercise Price $85.00
35	Walter Industries, Inc.		13,475
	Expiration December 2011, Exercise Price $90.00
27	Whirlpool Corp		189
	Expiration January 2012, Exercise Price $80.00
31	Whirlpool Corp		2,108
	Expiration March 2012, Exercise Price $67.50
32	Whirlpool Corp		96
	Expiration December 2011, Exercise Price $82.50
32	Whirlpool Corp		78,720
	Expiration December 2011, Exercise Price $75.00
20	Wynn Resorts, Ltd		8,900
	Expiration March 2012, Exercise Price $170.00
15	Wynn Resorts, Ltd		25,575
	Expiration June 2012, Exercise Price $140.00
15	Wynn Resorts, Ltd		10,800
	Expiration June 2012, Exercise Price $170.00

The accompanying notes are integral part of these financial statements.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2011 (Unaudited) (Continued)
Contracts **	Security		Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.6) %
57	Yum! Brands, Inc.		11,685
	Expiration January 2012, Exercise Price $55.00
	TOTAL CALL OPTIONS WRITTEN		$ 3,196,032
	(Proceeds - $ 3,331,459) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 4,869,696
		Unrealized Depreciation:	(5,390,390)
		Net Unrealized Appreciation:	$ (520,694)

	Portfolio Composition as of October 31, 2011

		Percent of Net Assets
	Common Stocks	71.69%
	Consumer, Non-Cyclical	14.99%
	Communications	13.51%
	Energy	11.70%
	Consumer, Cyclical	10.30%
	Technology	7.14%
	Industrial	6.57%
	Basic Materials	5.84%
	Financial	0.94%
	Utilities	0.70%
	Short-Term Investments	16.35%
	Exchange Traded Funds	12.63%
	Purchased Put Options	6.73%
	Call Options Written	(6.60)%
	Liabilities in Excess of Other Assets	(0.80%)
	Net Assets	100.00%

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2011

Assets:
Investments in Securities at Market Value (identified cost $52,693,071)	$ 52,036,949
Dividends and Interest Receivable	49,744
Total Assets	52,086,693

Liabilities:
Call Options Written, at value (proceeds $3,331,459)	3,196,032
Accrued Advisory Fee	36,098
Payable for Securities Purchased	399,365
Total Liabilities	3,631,495

Net Assets (Unlimited shares of no par value authorized;
4,611,573 shares of beneficial interest outstanding)	$ 48,455,198

Net Asset Value, Offering and Redemption Price Per Share
($48,455,198 / 4,611,573 shares of beneficial interest outstanding)	$ 10.51

Composition of Net Assets:
At October 31, 2011, Net Assets consisted of:
Paid-in-Capital	$ 48,194,042
Accumulated Net Investment Loss	(225,139)
Accumulated Net Realized Gain on Investments	1,006,990
Net Unrealized Appreciation (Depreciation) on:
Investments	(86,371)
Options Written	135,427
Options Purchased	(569,751)
Net Assets	$ 48,455,198

The accompanying notes are integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2011

Investment Income:
Dividend Income (Less $4,670 Foreign Taxes Withholding)	$ 200,972
Interest Income	3
Total Investment Income	200,975

Expenses:
Investment Advisory Fees	244,768
Less: Expenses Waived by Adviser	(3,385)

Net Expenses	241,383

Net Investment Loss	(40,408)

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) From:
Investments	(3,312,477)
Options Purchased	440,160
Options Written	2,469,293
Net Realized Loss on Investments and Options	(403,024)
Purchased and Written
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,801,189)
Options Purchased	1,347,207
Options Written	518,652
Net Change in Unrealized Depreciation on	(935,330)
Investment and Options Purchased and Written

Net Realized and Unrealized Loss on Investments	(1,338,354)

Net Decrease in Net Assets Resulting From Operations	$ (1,378,762)

**Fund commenced operations on June 29, 2009.

The accompanying notes are integral part of these financial statements.

The Collar Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2011	April 30, 2011
Operations:	(Unaudited)
Net Investment Loss	$ (40,408)	$ (159,406)
Net Realized Loss on Investments and Options Purchased & Written	(403,024)	1,410,014
Net Change in Unrealized Depreciation on
Investments and Options Purchased & Written	(935,330)	42,116
Net Decrease in Net Assets
Resulting From Operations	(1,378,762)	1,292,724

Distributions to Shareholders From:
Net Realized Capital Gains (0 and $0.01 per share, respectively)	-	(25,325)
Total Distributions to Shareholders	-	(25,325)

Beneficial Interest Transactions:
Proceeds from Shares Issued (469,831 and 3,170,117 shares, respectively)	4,992,362	33,553,288
Distributions Reinvested (0 and 2,008 shares, respectively)	-	21,590
Cost of Shares Redeemed (912,261 and 840,229 shares, respectively)	(9,678,339)	(8,931,139)
Total Beneficial Interest Transactions	(4,685,977)	24,643,739

Decrease in Net Assets	(6,064,739)	25,911,138

Net Assets:
Beginning of Period	54,519,937	28,608,799
End of Period (Including undistributed net investment loss of $225,139	$ 48,455,198	$ 54,519,937
and $0 respectively)

The accompanying notes are integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Six Months Ended		Year Ended	Period Ended
	October 31, 2011		April 30, 2011	April 30, 2010**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.79		$ 10.51	$ 10.00
Increase (Decrease) From Operations:
Net investment loss (a)	(0.01)		(0.04)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	(0.27)		0.33	0.53
Total from operations	(0.28)		0.29	0.51

Less Distributions:
From net realized gains on investments	-		(0.01)	-
Total Distributions	-		(0.01)	-

Net Asset Value, End of Period	$ 10.51		$ 10.79	$ 10.51

Total Return (b)	(2.60%)		2.72%	5.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 48,455		$ 54,520	$ 28,609
Ratios to average net assets (e):
Expenses, net of fee waiver	0.93%	(c)	0.94%	0.95%	(c)
Expenses, before fee waiver	0.95%	(c)	0.95%	0.95%	(c)
Net investment income, net of fee waiver	(0.16)%	(c)	(0.38)%	(0.20)%	(c)
Portfolio turnover rate	64.43%	(d)	101.33%	0.46%	(d)
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
(e) Does not include expenses of investment companies in which the Fund invests.
**Fund commenced operations on June 29, 2009.

The accompanying notes are integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2011(Unaudited)

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2011(Unaudited)(Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 34,730,741	$ -	$ -	$ 34,730,741
Exchange Traded Funds	6,121,960			6,121,960
Purchased Put Options	3,259,435	-	-	3,259,435
Money Market Fund	7,924,813	-	-	7,924,813
Total	$ 52,036,949	$ -	$ -	$ 52,036,949

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 3,196,032	$ -	$ -	$ 3,196,032
Total	$ 3,196,032	$ -	$ -	$ 3,196,032

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers between Level 1 and Level 2 during the current period presented.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2011(Unaudited)(Continued)

Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of October 31, 2011, the amount of unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $434,324 and $2,909,453, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the year ended October 31, 2011, the Adviser earned advisory fees of $244,768.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2011(Unaudited)(Continued)

The Adviser has voluntarily agreed to reduce its management fee to 0.49% on net assets exceeding $50 million.  During the six months ended October 31, 2011, the Adviser waived $3,385 in Advisory fees.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2011 amounted to $31,641,021 and $26,168,233, respectively.

Transactions in option contracts written during the six months ended October 31, 2011 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	7,502	$ 4,382,050
Options written	4,828	1,187,210
Options Closed	(1,479)	(90,883)
Options exercised	(813)	(618,254)
Options expired	(3,020)	(1,528,664)
Outstanding at End of Period	7,018	$ 3,331,459

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2011	April 30, 2010
Ordinary Income	$ -	$ -
Long-Term Capital Gain	25,325	-

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital	Unrealized	Total
Ordinary	Long-Term	& Other	Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 1,546,883	$ -	$ -	$ -	$ 93,035	$ 1,639,918

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences primarily attributable to the net operating losses resulted in reclassification for the period ended April 30, 2011 as follows: a decrease in accumulated net investment loss of $159,406 and a decrease in accumulated net realized gain on investments of $159,406.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2011(Unaudited)(Continued)

Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Collar Fund

EXPENSE EXAMPLES (Unaudited)

October 31, 2011

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/11	Ending Account Value 10/31/11	Expense Paid During Period* 05/01/11 - 10/31/11
Actual
The Collar Fund	$1,000.00	$974.05	$4.63
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.52	$4.74

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.93% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Renewal of Advisory Agreement – The Collar Fund

In connection with a regular meeting held on February 23, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Summit Portfolio Advisors, LLC  (“Summit” or the “Adviser”) and the Trust, on behalf of The Collar Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Summits’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Summits’ financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Summits’ past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that Summit charges a 0.95% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12